FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 90.2%
	ASSET-BACKED SECURITIES — 32.0%
	AUTO — 4.9%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$951,276
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	716,528
	CarMax Auto Owner Trust
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,061,793
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	911,255
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,193,696
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,353,651
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	748,180
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,457,426
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,187,105
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,280,508
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,479,529
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,561,082
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,139,806
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	818,377
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,058,398
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,507,258
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,731,861
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	944,472
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,985,560
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,673,212
4,545,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	4,731,715
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,348,002
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,997,463
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,764,818
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,203,830
	World Omni Auto Receivables Trust
300,000	Series 2021-B, Class B, 1.040%, 6/15/2027	291,271
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,256,813
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,074,875

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	$1,124,532
		62,554,292
	COLLATERALIZED LOAN OBLIGATION — 5.9%
	ABPCI Direct Lending Fund LLC
2,944,000	Series 2016-1A, Class E2, 14.274% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	2,948,769
	ABPCI Direct Lending Fund LP
2,000,000	Series 2022-11A, Class E, 14.964% (3-Month Term SOFR+970 basis points), 10/27/2034(a),(b)	2,005,430
	Barings Middle Market Ltd.
1,460,000	Series 2021-IA, Class D, 14.194% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,462,237
	BlackRock Maroon Bells LLC
5,124,500	Series 2022-1A, Class E, 14.801% (3-Month Term SOFR+950 basis points), 10/15/2034(a),(b)	5,134,862
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 7.701% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	906,918
5,057,000	Series 2023-2A, Class A1, 7.851% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,214,566
5,734,000	Series 2023-4A, Class A, 7.726% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,911,674
	Cerberus Loan Funding LP
2,236,000	Series 2020-1A, Class D, 10.863% (3-Month Term SOFR+556.161 basis points), 10/15/2031(a),(b)	2,240,917
	Fortress Credit Opportunities Ltd.
5,645,000	Series 2017-9A, Class A1TR, 7.113% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,647,777
8,814,000	Series 2017-9A, Class ER, 13.623% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,820,487
	Golub Capital Partners Ltd.
4,361,000	Series 2023-67A, Class A1, 7.604% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,393,755
4,000,000	Series 2023-67A, Class D, 11.604% (3-Month Term SOFR+650 basis points), 5/9/2036(a),(b)	4,075,512
5,388,000	Series 2019-46A, Class A1R, 7.092% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,419,358
	Ivy Hill Middle Market Credit Fund Ltd.
3,766,000	Series 18A, Class E, 13.294% (3-Month Term SOFR+801.161 basis points), 4/22/2033(a),(b)	3,767,785
1,086,000	Series 12A, Class DR, 13.714% (3-Month Term SOFR+843.161 basis points), 7/20/2033(a),(b)	1,086,991

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
$6,250,000	Series 9A, Class ERR, 13.503% (3-Month Term SOFR+822 basis points), 4/23/2034(a),(b)	$6,254,244
5,120,000	Series 20A, Class E, 15.282% (3-Month Term SOFR+1,000 basis points), 4/20/2035(a),(b)	5,185,618
	Lake Shore MM LLC
385,997	Series 2019-2A, Class A2R, 2.525%, 10/17/2031(a)	377,043
	Parliament Ltd.
2,646,000	Series 2021-2A, Class D, 9.090% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	2,647,312
	TCP Waterman LLC
2,429,000	Series 2017-1A, Class ER, 13.550% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	2,436,518
		75,937,773
	CREDIT CARD — 1.5%
	American Express Credit Account Master Trust
3,297,000	Series 2023-4, Class A, 5.150%, 9/15/2030	3,432,563
6,191,000	Series 2024-2, Class A, 5.240%, 4/15/2031	6,497,210
	Chase Issuance Trust
8,883,000	Series 2024-A2, Class A, 4.630%, 1/15/2031	9,118,420
		19,048,193
	EQUIPMENT — 10.3%
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,082,779
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,622,113
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,196,963
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,786,332
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,781,492
7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	7,617,665
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	578,107
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	652,789
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,866,129
	Coinstar Funding LLC
2,469,933	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,216,842
	Enterprise Fleet Financing LLC
2,419,000	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	2,427,542
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	757,254
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,572,385
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,632,246
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,903,358
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,953,146

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Ford Credit Floorplan Master Owner Trust A
$10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	$10,677,390
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,302,997
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,216,666
3,737,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	3,858,714
	GreatAmerica Leasing Receivables Funding LLC
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,705,310
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,295,460
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,286,170
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	5,986,805
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,397,340
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,216,227
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,712,064
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,376,465
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	884,657
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,045,905
2,469,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	2,489,060
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,706,050
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	678,391
2,304,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	2,362,045
	Sunnova Hestia Issuer LLC
745,480	Series 2023-GRID1, Class 1A, 5.750%, 12/20/2050(a)	769,514
1,627,861	Series 2024-GRID1, Class 1A, 5.630%, 7/20/2051(a)	1,675,679
	Verizon Master Trust
2,555,000	Series 2022-4, Class B, 3.640%, 11/20/2028	2,529,385
663,000	Series 2022-4, Class C, 3.890%, 11/20/2028	655,220
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,317,056
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,464,386
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,513,643
4,579,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	4,592,837
		132,362,578
	OTHER — 9.4%
	ABPCI Direct Lending Fund LLC
1,648,874	Series 2022-2A, Class A1, 7.363% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	1,639,756
6,889,726	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	6,493,091

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	ABPCI Direct Lending Fund Ltd.
$1,051,156	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	$1,029,065
2,679,464	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	2,605,586
	American Tower Trust 1
8,058,000	5.490%, 3/15/2028(a)	8,245,760
	Brazos Securitization LLC
707,110	5.014%, 9/1/2031(a)	717,511
	CARS-DB4 LP
290,228	Series 2020-1A, Class A1, 2.690%, 2/15/2050(a)	286,978
	Cleco Securitization LLC
1,508,257	4.016%, 3/1/2031	1,493,174
	Cologix Data Centers US Issuer LLC
4,273,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	4,052,362
3,235,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	3,018,233
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,636,753
	DataBank Issuer
1,400,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	1,335,902
1,500,000	Series 2021-1A, Class C, 4.430%, 2/27/2051(a)	1,407,654
	Diamond Infrastructure Funding LLC
512,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	475,120
	Diamond Issuer LLC
1,718,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,546,904
	DTE Electric Securitization Funding II LLC
2,945,320	5.970%, 3/1/2033	3,133,084
	Elm Trust
1,355,036	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	1,319,889
232,049	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	224,539
114,230	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	111,055
405,966	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	391,154
	Golub Capital Partners Funding Ltd.
956,113	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	934,563
657,819	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	634,796
3,037,596	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	2,969,769
1,694,469	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,648,508
4,655,667	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	4,450,990
5,417,348	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	5,156,368
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,161,013
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,419,427
	Kansas Gas Service Securitization I LLC
5,456,131	5.486%, 8/1/2032	5,719,475

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	MetroNet Infrastructure Issuer LLC
$3,800,000	Series 2022-1A, Class A2, 6.350%, 10/20/2052(a)	$3,903,438
	Monroe Capital Funding Ltd.
2,213,553	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	2,137,354
759,790	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	741,073
	Monroe Capital Income Plus Funding LLC
3,700,000	Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	3,539,113
	Oklahoma Development Finance Authority
2,059,351	4.135%, 12/1/2033	2,046,448
732,947	4.285%, 2/1/2034	727,223
1,754,508	3.877%, 5/1/2037	1,734,918
	PFS Financing Corp.
879,000	Series 2022-C, Class B, 4.390%, 5/15/2027(a)	875,195
5,205,000	Series 2022-D, Class A, 4.270%, 8/15/2027(a)	5,187,316
	PG&E Recovery Funding LLC
3,737,349	5.045%, 7/15/2032	3,856,597
5,225,000	4.838%, 6/1/2033	5,351,403
	PG&E Wildfire Recovery Funding LLC
3,465,452	4.022%, 6/1/2031	3,444,300
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,290,794
1,767,000	2.328%, 1/15/2028(a)	1,632,330
1,049,000	6.599%, 1/15/2028(a)	1,088,067
	SpringCastle America Funding LLC
808,307	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	751,006
	Texas Natural Gas Securitization Finance Corp.
770,212	5.102%, 4/1/2035	799,875
	Vantage Data Centers Issuer LLC
1,344,000	Series 2020-1A, Class A2, 1.645%, 9/15/2045(a)	1,300,215
	VCP RRL Ltd.
1,323,918	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	1,258,308
2,088,293	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	1,959,587
3,241,879	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	2,998,226
	Virginia Power Fuel Securitization LLC
7,014,000	4.877%, 5/1/2031	7,198,268

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	WEPCo Environmental Trust Finance LLC
$888,724	Series 2021-1, Class A, 1.578%, 12/15/2035	$786,052
		120,865,585
	TOTAL ASSET-BACKED SECURITIES
	(Cost $404,886,139)	410,768,421
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.2%
	AGENCY — 11.7%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	770,688
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,115,554
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	3,011,429
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,689,747
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	374,234
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,211,741
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,678,250
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,381,144
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	5,015,676
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,790,010
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,255,851
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,873,981
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,175,042
509,000	Series K088, Class A2, 3.690%, 1/25/2029	505,114
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	5,019,798
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,815,389
669,000	Series K092, Class A2, 3.298%, 4/25/2029	650,480
560,000	Series K093, Class A2, 2.982%, 5/25/2029	538,912
10,160,420	Series K095, Class A2, 2.785%, 6/25/2029	9,675,848
10,011,000	Series K094, Class A2, 2.903%, 6/25/2029	9,533,528
5,934,750	Series K097, Class A2, 2.508%, 7/25/2029	5,570,832
13,412,000	Series K096, Class A2, 2.519%, 7/25/2029	12,606,888
2,622,000	Series K099, Class A2, 2.595%, 9/25/2029	2,470,572
6,883,000	Series K101, Class A2, 2.524%, 10/25/2029	6,416,589
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	4,021,721
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,654,094
894,000	Series K107, Class A2, 1.639%, 1/25/2030	797,670
150,000	Series K105, Class A2, 1.872%, 1/25/2030	135,331
1,553,000	Series K106, Class A2, 2.069%, 1/25/2030	1,408,881
2,381,000	Series K104, Class A2, 2.253%, 1/25/2030	2,195,750
1,265,000	Series K108, Class A2, 1.517%, 3/25/2030	1,116,029
8,157,000	Series K751, Class A2, 4.412%, 3/25/2030	8,305,097
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,684,259
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,893,619

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$823,000	Series K114, Class A2, 1.366%, 6/25/2030	$709,587
300,000	Series K116, Class A2, 1.378%, 7/25/2030	258,656
8,234,000	Series K117, Class A2, 1.406%, 8/25/2030	7,107,916
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,817,393
8,889,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	9,255,011
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,550,000	Series K100, Class A2, 2.673%, 9/25/2029	2,402,692
695,000	Series K110, Class A2, 1.477%, 4/25/2030	611,624
1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	862,220
1,978,000	Series K115, Class A2, 1.383%, 6/25/2030	1,705,427
		150,090,274
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,285,965	Series 2015-19, Class IO, 0.294%, 1/16/2057(b)	17,806
735,852	Series 2015-7, Class IO, 0.487%, 1/16/2057(b)	14,858
2,080,913	Series 2020-43, Class IO, 1.260%, 11/16/2061(b)	154,342
2,716,151	Series 2020-71, Class IO, 1.102%, 1/16/2062(b)	184,119
5,092,812	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	301,815
3,372,414	Series 2020-42, Class IO, 0.938%, 3/16/2062(b)	205,270
		878,210
	NON-AGENCY — 5.4%
	A10 Bridge Asset Financing LLC
720,553	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	703,114
	ACRES Commercial Realty Ltd.
475,441	Series 2021-FL2, Class A, 6.597% (1-Month Term SOFR+151.448 basis points), 1/15/2037(a),(b)	474,175
	Arbor Multifamily Mortgage Securities Trust
6,960,000	Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,387,980
	Arbor Realty Commercial Real Estate Notes Ltd.
2,949,537	Series 2021-FL4, Class A, 6.561% (1-Month Term SOFR+146.448 basis points), 11/15/2036(a),(b)	2,946,055
3,148,217	Series 2022-FL1, Class A, 6.792% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	3,140,353
2,134,160	Series 2022-FL2, Class A, 6.947% (1-Month Term SOFR+185 basis points), 5/15/2037(a),(b)	2,133,494
	BBCMS Trust
589,566	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	564,438
	BX Commercial Mortgage Trust
1,410,000	Series 2021-VOLT, Class E, 7.211% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	1,399,434

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$2,319,000	Series 2021-VOLT, Class F, 7.611% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	$2,301,634
	BX Trust
5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	4,758,690
	BXMT Ltd.
2,791,298	Series 2021-FL4, Class A, 6.247% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	2,652,036
	Greystone CRE Notes Ltd.
2,842,374	Series 2021-FL3, Class A, 6.231% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	2,831,718
	Hawaii Hotel Trust
1,384,000	Series 2019-MAUI, Class C, 7.044% (1-Month Term SOFR+194.701 basis points), 5/15/2038(a),(b)	1,380,546
	HERA Commercial Mortgage Ltd.
1,358,167	Series 2021-FL1, Class A, 6.179% (1-Month Term SOFR+116.448 basis points), 2/18/2038(a),(b)	1,343,241
	Independence Plaza Trust
819,000	Series 2018-INDP, Class A, 3.763%, 7/10/2035(a)	810,702
	JPMBB Commercial Mortgage Securities Trust
519,825	Series 2015-C31, Class A3, 3.801%, 8/15/2048	513,798
	KREF Ltd.
832,313	Series 2021-FL2, Class A, 6.267% (1-Month Term SOFR+118.448 basis points), 2/15/2039(a),(b)	822,069
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,625,120
	MF1 Ltd.
158,490	Series 2020-FL4, Class A, 6.897% (1-Month Term SOFR+181.448 basis points), 12/15/2035(a),(b)	158,292
2,170,407	Series 2021-FL7, Class A, 6.209% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	2,159,681
	Progress Residential Trust
1,848,000	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	1,711,811
1,423,155	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,306,485
1,260,060	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	1,146,329
725,507	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	662,184
4,285,654	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,935,577
2,117,000	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	1,966,136
9,800,000	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	9,171,662
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,832,301
	STWD Ltd.
1,158,644	Series 2021-FL2, Class A, 6.329% (1-Month Term SOFR+131.448 basis points), 4/18/2038(a),(b)	1,141,309

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	TRTX Issuer Ltd.
$2,314,425	Series 2022-FL5, Class A, 6.733% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	$2,298,804
		70,279,168
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $215,228,931)	221,247,652
	CONVERTIBLE BONDS — 0.2%
	Upwork, Inc.
3,400,000	0.250%, 8/15/2026	3,101,446
	TOTAL CONVERTIBLE BONDS
	(Cost $2,944,362)	3,101,446
	CORPORATE BANK DEBT — 0.6%
	Capstone Acquisition Holdings, Inc. Term Loan
1,846,795	9.445% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	1,758,481
	JC Penney Corp., Inc.
471,014	5.568% (3-Month USD Libor+425 basis points), 6/23/2025*,(b),(c),(d),(e),(f)	47
	Lealand Finance Company B.V. Senior Exit LC
405,491	5.250%, 6/30/2027(b),(c),(e),(g),(h)	(141,922)
	McDermott Tanks Secured LC
218,452	10.406% (3-Month Term SOFR+501.2 basis points), 12/31/2026(b),(c),(d),(e),(g),(h)	(21,845)
	McDermott Technology Americas, Inc.
13,093	8.960% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(e),(i)	4,452
	Polaris Newco, LLC Term Loan B
2,623,112	8.845% (3-Month Term SOFR+400 basis points), 6/5/2028(b),(c),(e)	2,577,207
	WH Borrower LLC, Term Loan B
2,769,257	10.786% (3-Month Term SOFR+550 basis points), 2/16/2027(b),(c),(e)	2,764,633
	Windstream Services LLC
813,397	11.196% (1-Month Term SOFR+625 basis points), 9/21/2027(b),(c),(e)	810,859
	TOTAL CORPORATE BANK DEBT
	(Cost $7,812,980)	7,751,912
	CORPORATE BONDS — 4.6%
	COMMUNICATIONS — 0.8%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,633,000	6.375%, 9/1/2029(a)	2,636,713
	Consolidated Communications, Inc.
1,119,000	6.500%, 10/1/2028(a)	1,056,056
	DISH Network Corp.
2,000,000	11.750%, 11/15/2027(a)	2,095,000
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	3,079,092

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$1,636,000	6.000%, 1/15/2030(a)	$1,633,137
		10,499,998
	CONSUMER DISCRETIONARY — 0.3%
	Air Canada Pass-Through Trust
1,741,006	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,623,488
	Amazon.com, Inc.
1,834,000	1.650%, 5/12/2028	1,697,650
	VT Topco, Inc.
979,000	8.500%, 8/15/2030(a)	1,042,635
		4,363,773
	FINANCIALS — 3.1%
	Apollo Debt Solutions BDC Senior Notes
3,644,000	8.620%, 9/28/2028(d),(e)	3,644,000
	Blue Owl Credit Income Corp.
5,122,000	7.750%, 9/16/2027	5,390,884
5,727,000	7.950%, 6/13/2028	6,120,468
	Hlend Senior Notes
5,000,000	8.170%, 3/15/2028(d),(e)	5,000,000
	HPS Corporate Lending Fund
2,981,000	6.750%, 1/30/2029(a)	3,086,785
	Midcap Financial Issuer Trust
10,563,000	6.500%, 5/1/2028(a)	10,215,794
	Oaktree Strategic Credit Fund
4,032,000	8.400%, 11/14/2028(a)	4,362,461
	OCREDIT BDC Senior Notes
1,557,000	7.770%, 3/7/2029(d),(e)	1,557,000
		39,377,392
	HEALTH CARE — 0.4%
	Heartland Dental LLC/Heartland Dental Finance Corp.
4,410,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(e)	4,707,675
	TOTAL CORPORATE BONDS
	(Cost $56,934,054)	58,948,838
	MORTGAGE-BACKED SECURITIES — 0.2%
	AGENCY POOL ADJUSTABLE RATE — 0.1%
	Fannie Mae Pool
1,566,887	1.953% (30-Day SOFR Average+212 basis points), 1/1/2052(b)	1,398,881

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE — 0.1%
	Freddie Mac Pool
$1,386,603	1.000%, 5/1/2036	$1,201,819
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost $2,587,150)	2,600,700
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 18.4%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
57,525	Series 2012-144, Class PD, 3.500%, 4/25/2042	56,721
	Freddie Mac REMICS
123,991	Series 4162, Class P, 3.000%, 2/15/2033	120,512
		177,233
	AGENCY POOL ADJUSTABLE RATE — 1.5%
	Fannie Mae Pool
337,381	1.726% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	300,717
3,004,527	1.972% (30-Day SOFR Average+207.2 basis points), 8/1/2051(b)	2,696,349
235,532	1.609% (30-Day SOFR Average+209.5 basis points), 9/1/2051(b)	208,010
2,673,223	1.892% (30-Day SOFR Average+233 basis points), 4/1/2052(b)	2,381,369
	Freddie Mac Non Gold Pool
1,001,158	1.668% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	887,499
1,394,707	2.563% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,270,283
933,714	2.538% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	850,662
9,543,830	2.156% (30-Day SOFR Average+217.8 basis points), 7/1/2052(b)	8,562,540
1,243,337	3.366% (30-Day SOFR Average+221.5 basis points), 11/1/2052(b)	1,171,662
1,377,378	2.162% (30-Day SOFR Average+217.8 basis points), 5/1/2053(b)	1,236,016
		19,565,107
	AGENCY POOL FIXED RATE — 11.9%
	Fannie Mae Pool
8,119,635	1.500%, 12/1/2035	7,289,181
2,162,486	1.500%, 12/1/2035	1,937,934
1,012,600	1.500%, 3/1/2036	907,452
2,704,832	1.000%, 4/1/2036	2,344,157
655,170	1.500%, 4/1/2036	586,113
1,071,400	1.500%, 4/1/2036	958,472
11,729,247	1.500%, 8/1/2036	10,511,286
847,324	1.500%, 8/1/2036	758,014
1,449,956	1.500%, 9/1/2036	1,297,128
3,534,264	1.500%, 10/1/2036	3,161,744
15,220,953	1.000%, 12/1/2036	13,102,566
18,991,207	1.000%, 3/1/2037	16,348,092
474,553	1.500%, 11/1/2040	403,013
749,456	2.000%, 11/1/2040	656,519

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$1,940,703	1.500%, 12/1/2040	$1,648,136
627,992	1.500%, 2/1/2041	533,320
731,526	1.500%, 3/1/2041	621,246
1,739,422	2.500%, 5/1/2041	1,571,276
1,046,001	2.000%, 7/1/2041	912,368
6,933,871	1.500%, 10/1/2041	5,864,737
10,252,879	1.500%, 11/1/2041	8,630,334
2,471,554	2.000%, 8/1/2042	2,155,798
8,152,794	2.000%, 8/1/2042	7,083,198
3,546,614	3.500%, 4/1/2044	3,375,539
5,580,642	4.000%, 6/1/2045	5,491,497
1,207,758	4.000%, 7/1/2046	1,188,220
1,376,046	4.000%, 10/1/2046	1,353,623
756,230	4.000%, 10/1/2046	744,159
1,155,867	4.000%, 3/1/2048	1,136,668
	Freddie Mac Pool
10,873,399	1.500%, 11/1/2035	9,761,298
1,050,832	1.500%, 11/1/2035	941,714
1,939,552	1.500%, 6/1/2036	1,730,270
960,979	1.000%, 7/1/2036	830,410
3,449,982	1.500%, 8/1/2036	3,086,346
1,390,096	1.000%, 10/1/2036	1,204,663
2,574,253	1.500%, 10/1/2036	2,302,921
770,406	1.500%, 11/1/2036	690,407
414,488	4.000%, 10/1/2040	408,028
376,447	4.000%, 11/1/2040	370,650
843,377	2.000%, 12/1/2040	738,793
554,698	1.500%, 2/1/2041	471,076
4,864,637	1.500%, 3/1/2041	4,131,280
1,278,682	1.500%, 5/1/2041	1,085,918
5,754,263	1.500%, 6/1/2041	4,867,012
1,540,761	1.500%, 10/1/2041	1,303,190
588,176	1.500%, 11/1/2041	499,507
1,210,840	1.500%, 11/1/2041	1,019,221
9,034,741	1.500%, 12/1/2041	7,604,969
728,864	1.500%, 1/1/2042	616,481
4,446,270	2.000%, 5/1/2042	3,878,231
2,996,446	2.000%, 8/1/2042	2,609,886
		152,724,061
	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
53,538	Series 284, Class 1, 0.000%, 7/25/2027	50,505

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.0%
	GS Mortgage-Backed Securities Trust
$675,400	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b),(d)	$607,332
2,327,463	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	2,089,109
4,247,976	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,808,781
1,943,978	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	1,778,747
10,061,916	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	8,948,144
	J.P. Morgan Mortgage Trust
729,024	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	656,845
2,332,343	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	2,039,989
6,273,604	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	5,628,460
7,833,391	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	7,037,874
1,840,171	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	1,654,945
601,803	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	538,866
431,156	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	385,031
4,026,050	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,673,549
	PRET LLC
544,169	Series 2021-NPL6, Class A1, 2.487%, 7/25/2051(a),(j)	539,795
3,626,977	Series 2021-NPL5, Class A1, 2.487%, 10/25/2051(a),(j)	3,606,019
	Pretium Mortgage Credit Partners LLC
1,263,205	Series 2021-NPL2, Class A1, 4.992%, 6/27/2060(a),(j)	1,252,077
2,890,691	Series 2021-NPL4, Class A1, 2.363%, 10/27/2060(a),(j)	2,865,446
1,089,219	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	1,044,598
	PRPM LLC
1,782,722	Series 2021-9, Class A1, 2.363%, 10/25/2026(a),(j)	1,767,751
2,338,011	Series 2021-10, Class A1, 2.487%, 10/25/2026(a),(j)	2,321,116
1,882,183	Series 2021-11, Class A1, 2.487%, 11/25/2026(a),(j)	1,871,399
	Towd Point Mortgage Trust
244,498	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	239,705
4,237,434	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	4,044,564
661,961	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	599,295
1,747,486	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,679,655
	VCAT LLC
242,899	Series 2021-NPL2, Class A1, 5.115%, 3/27/2051(a),(j)	242,472
	VOLT LLC
1,963,132	Series 2021-NPL3, Class A1, 5.239%, 2/27/2051(a),(j)	1,957,132
521,474	Series 2021-NPL4, Class A1, 5.240%, 3/27/2051(a),(j)	520,326
534,260	Series 2021-NPL9, Class A1, 4.992%, 5/25/2051(a),(j)	529,112
		63,928,134
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $228,054,966)	236,445,040
	U.S. TREASURY NOTES & BONDS — 17.0%
	U.S. Treasury Note

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY NOTES & BONDS (Continued)
$13,190,000	4.250%, 6/30/2029	$13,578,696
182,242,000	4.000%, 7/31/2029	185,729,000
7,334,000	3.625%, 8/31/2029	7,357,448
10,896,000	4.625%, 9/30/2030	11,475,601
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $217,124,265)	218,140,745
	TOTAL BONDS & DEBENTURES
	(Cost $1,135,572,847)	1,159,004,754

Number
of Shares
	COMMON STOCKS — 0.2%
	REAL ESTATE SERVICES — 0.1%
58,520	Copper Property CTL Pass Through Trust(e)	703,282
	SOFTWARE — 0.0%
11,258	Windstream Holdings, Inc.(d)	202,644
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.*,(d),(e)	1,505,840
	TOTAL COMMON STOCKS
	(Cost $1,928,416)	2,411,766
	SHORT-TERM INVESTMENTS — 13.8%
	MONEY MARKET INVESTMENTS — 2.4%
31,136,821	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.76%(k)	31,136,821

Principal
Amount
	TREASURY BILLS — 11.4%
$42,746,000	U.S. Treasury Bill, 4.24%, 10/1/2024(l)	42,746,000
44,369,000	U.S. Treasury Bill, 4.65%, 10/3/2024(l)	44,357,686
59,069,000	U.S. Treasury Bill, 4.68%, 10/10/2024(l)	59,000,923
		146,104,609
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $177,241,430)	177,241,430

	TOTAL INVESTMENTS — 104.2%
	(Cost $1,314,742,693)	1,338,657,950

	Liabilities in Excess of Other Assets — (4.2)%	(53,398,772)
	TOTAL NET ASSETS — 100.0%	$1,285,259,178

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $473,761,099, which represents 36.86% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

(d)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(e)	Restricted securities. These restricted securities constituted 1.93% of total net assets at September 30, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(f)	Security is in default.
(g)	As of September 30, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Step rate security.
(k)	The rate is the annualized seven-day yield at period end.
(l)	Treasury bill discount rate.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 09/28/2028	8/10/2023	$3,644,000	$3,644,000	0.28%
Capstone Acquisition Holdings, Inc. Term Loan, 9.445% (1-Month Term SOFR+460 basis points) 11/12/2029	11/12/2020	1,836,929	1,758,482	0.14%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	703,282	0.05%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 04/30/2028	5/5/2023	4,366,624	4,707,675	0.37%
Hlend Senior Notes, 8.170%, 03/15/2028	2/16/2023	5,000,000	5,000,000	0.39%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 06/23/2025	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 06/30/2027	2/28/2020	404,714	263,569	0.02%
McDermott Tanks Secured LC, 10.406% (3-Month Term SOFR+501.2 basis points), 12/31/2026	2/28/2020	217,960	196,607	0.02%
McDermott Technology Americas, Inc., 8.960% (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	5,680	4,440	0.00%
OCREDIT BDC Senior Notes, 7.770%, 03/07/2029	2/22/2024	1,557,000	1,557,000	0.12%
PHI Group, Inc.	8/19/2019	615,785	1,505,840	0.12%
Polaris Newco, LLC Term Loan B, 8.845% (3-Month Term SOFR+400 basis points), 06/05/2028	6/3/2021	2,608,625	2,577,207	0.20%
WH Borrower LLC, Term Loan B, 10.786% (3-Month Term SOFR+550 basis points), 02/16/2027	2/9/2022	2,616,193	2,764,633	0.21%
Windstream Services LLC, 11.196% (1-Month Term SOFR+625 basis points), 09/21/2027	8/11/2020	746,788	810,859	0.06%
		$24,560,148	$25,493,641	1.98%